BASIS OF PREPARATION	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Basis Of Preparation [Abstract]
BASIS OF PREPARATION [Text Block]

2. BASIS OF PREPARATION

a) Basis of presentation

These consolidated financial statements for the years ended March 31, 2024 and January 31, 2024 ("consolidated financial statements") are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). These consolidated financial statements have been prepared on an accrual basis and are based on historical costs, except for certain financial instruments classified as fair value through profit or loss.

These consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will continue in operation for the foreseeable future and, accordingly, will be able to realize its assets and discharge its liabilities in the normal course of operations as they come due.

Failure to arrange adequate financing on acceptable terms and/or achieve profitability may have an adverse effect on the financial position, results of operations, cash flows and prospects of the Company. These consolidated financial statements do not give effect to adjustments to assets or liabilities that would be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.

b) Functional and reporting currency

The functional currency of C21 Investments Inc. is Canadian dollar ("C$"), and the functional currency of the Company's subsidiaries is U.S. dollars ("US$"). C21 has determined that U.S dollars is the most relevant and appropriate reporting currency as the Company's operations are conducted in U.S dollars and its financial results are prepared and reviewed internally by management in U.S. dollars. The consolidated financial statements are presented in U.S. dollars unless otherwise noted.

c) Basis of consolidation

The consolidated financial statements incorporate the accounts of the Company and all the entities in which the Company has a controlling voting interest and is deemed to be the primary beneficiary. All consolidated entities were under common control during the entirety of the periods for which their respective results of operations were included in the consolidated statements from the date of acquisition. All intercompany balances and transactions are eliminated upon consolidation.

A summary of the Company's subsidiaries included in these consolidated financial statements as at March 31, 2024 is as follows:

Name of subsidiary (1)	Principal activity
320204 US Holdings Corp.	Holding Company
320204 Oregon Holdings Corp.	Holding Company
320204 Nevada Holdings Corp.	Holding Company
320204 Re Holdings, LLC	Holding Company
Eco Firma Farms LLC (2)	Cannabis producer
Silver State Cultivation LLC	Cannabis producer
Silver State Relief LLC	Cannabis retailer
Phantom Brands, LLC (2)	Holding Company
Phantom Distribution, LLC (2)	Cannabis distributor
Workforce Concepts 21, Inc.	Payroll and benefits services

(1) All subsidiaries of the Company were incorporated in the USA, are wholly owned and have US$ as their functional currency.

(2) Operations have been discontinued and results are included in discontinued operations.

d) Change in financial year

In May 2024, the Company changed its financial year end from January 31 to March 31 as approved by the Canadian Securities Exchange. The change will allow more capacity to complete annual financial statements in a timely and cost-efficient manner. The Company elected to have transition year of two months from February 1, 2024 to March 31, 2024. Accordingly, these consolidated financial statements presented the Company's financial condition and performance for the transition year ended March 31, 2024, with the comparable period being the twelve months ended January 31, 2024. The Company's first full financial year under the new schedule will cover the twelve months ended March 31, 2025.

2. BASIS OF PREPARATION

a) Basis of presentation

These consolidated financial statements for the years ended January 31, 2024 and 2023 ("consolidated financial statements") are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). These consolidated financial statements have been prepared on an accrual basis and are based on historical costs, except for certain financial instruments classified as fair value through profit or loss.

These consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will continue in operation for the foreseeable future and, accordingly, will be able to realize its assets and discharge its liabilities in the normal course of operations as they come due.

Failure to arrange adequate financing on acceptable terms and/or achieve profitability may have an adverse effect on the financial position, results of operations, cash flows and prospects of the Company. These consolidated financial statements do not give effect to adjustments to assets or liabilities that would be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.

b) Functional and reporting currency

The functional currency of C21 Investments Inc. is Canadian dollars ("C$"), and the functional currency of the Company's subsidiaries is U.S. dollars. C21 has determined that the U.S. dollar ("US$") is the most relevant and appropriate reporting currency as the Company's operations are conducted in U.S. dollars and its financial results are prepared and reviewed internally by management in U.S. dollars. The consolidated financial statements are presented in U.S. dollars unless otherwise noted.

c) Basis of consolidation

The consolidated financial statements incorporate the accounts of the Company and all the entities in which the Company has a controlling voting interest and is deemed to be the primary beneficiary. All consolidated entities were under common control during the entirety of the periods for which their respective results of operations were included in the consolidated statements from the date of acquisition. All intercompany balances and transactions are eliminated upon consolidation.

d) Reclassification of prior year deferred taxes to conform with current year presentation

The consolidated balance sheet as at January 31, 2023 contains a reclassification of $143,078 from assets classified as held for sale to deferred tax asset in order to conform with the current year presentation of deferred tax balances as management expects that assets classified as held for sale will be disposed of in the form of an asset sale rather than a sale of shares and would therefore not transfer any tax attributes of the assets.

A summary of the Company's subsidiaries included in these consolidated financial statements as at January 31, 2024 is as follows:

Name of subsidiary (1)	Principal activity
320204 US Holdings Corp.	Holding Company
320204 Oregon Holdings Corp.	Holding Company
320204 Nevada Holdings Corp.	Holding Company
320204 Re Holdings, LLC	Holding Company
Eco Firma Farms LLC (2)	Cannabis producer
Silver State Cultivation LLC	Cannabis producer
Silver State Relief LLC	Cannabis retailer
Phantom Brands, LLC (2)	Holding Company
Phantom Distribution, LLC (2)	Cannabis distributor
Workforce Concepts 21, Inc.	Payroll and benefits services

(1) All subsidiaries of the Company were incorporated in the USA, are wholly owned and have US$ as their functional currency.

(2) Operations have been discontinued and results are included in discontinued operations.